Intangible Assets and Goodwill - Goodwill Related to Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 272,764	$ 273,167	$ 268,589	$ 332,488
EMEA [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill	190,700	190,986	186,334	181,555
Americas [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill	75,857	75,974	76,048	75,051
APAC [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 6,207	$ 6,207	$ 6,207	$ 75,882